Schedule Of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance beginning	$ 13,839	$ 13,159
Additions	4,515	664
Disposals	(498)
Exchange differences	(15)	16
Balance ending	17,836	13,839
Balance beginning	(3,860)	(2,640)
Depreciation	(1,369)	(1,212)
Disposals	435
Exchange differences	1	(13)
Balance ending	(4,793)	(3,865)
Net Book Value ending	13,043	9,974
Lands [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	215	215
Balance ending	215	215
Balance beginning
Balance ending
Net Book Value ending	215	215
Buildingss [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	7,485	7,485
Balance ending	7,485	7,485
Balance beginning	(793)	(419)
Depreciation	(374)	(374)
Balance ending	(1,167)	(793)
Net Book Value ending	6,318	6,692
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,209	3,197
Additions	(96)
Exchange differences	(4)	12
Balance ending	3,109	3,209
Balance beginning	(1,584)	(1,127)
Depreciation	(393)	(454)
Exchange differences		(9)
Balance ending	(1,977)	(1,590)
Net Book Value ending	1,132	1,619
Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	76	76
Additions	253
Balance ending	329	76
Balance beginning	(48)	(33)
Depreciation	(31)	(15)
Balance ending	(79)	(48)
Net Book Value ending	250	28
Production Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,809	1,712
Additions	1,213	94
Disposals	(509)
Exchange differences		3
Balance ending	2,513	1,809
Balance beginning	(1,194)	(970)
Depreciation	(279)	(221)
Disposals	435
Exchange differences		(3)
Balance ending	(1,038)	(1,194)
Net Book Value ending	1,475	615
Office Equipments [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	105	73
Additions	20	31
Exchange differences	(5)	1
Balance ending	120	105
Balance beginning	(72)	(60)
Depreciation	(21)	(11)
Exchange differences	1	(1)
Balance ending	(92)	(72)
Net Book Value ending	28	33
Capital Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	0
Additions	2,049
Balance ending	2,049	0
Balance beginning	0
Balance ending	0
Net Book Value ending	2,049
Battery Technology And Certifications [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	940	401
Additions	1,076	539
Disposals	11
Exchange differences	(6)
Balance ending	2,016	940
Balance beginning	(169)	(31)
Depreciation	(271)	(137)
Balance ending	(440)	(168)
Net Book Value ending	$ 1,576	$ 772